Goodwill And Identifiable Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The goodwill of our Predecessor arose in connection with accounting for the Merger.

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Balance at beginning of period	$1,907	$152	$2,352
Noncash impairment charges	—	—	(2,200)

Balance at end of period (a)	$1,907	$152	$152

(a)	At December 31, 2016, all goodwill related to the Retail Electricity segment. Predecessor periods are net of accumulated impairment charges totaling $18.170 billion.

Schedule of identifiable intangible assets reported in the balance sheet

Identifiable intangible assets, including the impact of fresh start reporting (see Note 1), are comprised of the following:

	September 30, 2017			December 31, 2016
Identifiable Intangible Asset	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Retail customer relationship	$1,648	$467	$1,181	$1,648	$152	$1,496
Software and other technology-related assets	178	36	142	147	9	138
Electricity supply contract (a)	190	9	181	190	2	188
Retail and wholesale contracts	164	72	92	164	38	126
Other identifiable intangible assets (b)	33	9	24	30	2	28

Total identifiable intangible assets subject to amortization	$2,213	$593	1,620	$2,179	$203	1,976

Retail trade names (not subject to amortization)			1,225			1,225
Mineral interests (not currently subject to amortization)			4			4

Total identifiable intangible assets			$2,849			$3,205

(a)	Contract terminated in October 2017. See Note 17.
(b)	Includes mining development costs and environmental allowances and credits.

Identifiable intangible assets, including the impact of fresh start reporting (see Note 3), are comprised of the following:

	Successor			Predecessor
	December 31, 2016			December 31, 2015
Identifiable Intangible Asset	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Retail customer relationship	$1,648	$152	$1,496	$463	$442	$21
Software and other technology-related assets	147	9	138	385	224	161
Electricity supply contract	190	2	188	—	—	—
Retail and wholesale contracts	164	38	126	—	—	—
Other identifiable intangible assets (a)	30	2	28	72	35	37

Total identifiable intangible assets subject to amortization (b)	$2,179	$203	1,976	$920	$701	219

Retail trade names (not subject to amortization)			1,225			955
Mineral interests (not currently subject to amortization)			4			5

Total identifiable intangible assets			$3,205			$1,179

(a)	Includes favorable purchase and sales contracts, environmental allowances and credits and mining development costs. See discussion below regarding impairment charges recorded in the year ended December 31, 2015 related to other identifiable intangible assets.
(b)	Amounts related to fully amortized assets that are expired, or of no economic value, have been excluded from both the gross carrying and accumulated amortization amounts.

Schedule of amortization expense related to intangible assets (including income statement line item)

Amortization expense related to finite-lived identifiable intangible assets (including the classification in the condensed statements of consolidated income (loss)) consisted of:

		Successor	Predecessor	Successor	Predecessor
Identifiable Intangible Asset	Condensed Statements of Consolidated Income (Loss) Line	Three Months Ended September 30, 2017	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Retail customer relationship	Depreciation and amortization	$105	$3	$315	$9
Software and other technology-related assets	Depreciation and amortization	10	15	27	44
Electricity supply contract	Operating revenues	2	—	7	—
Retail and wholesale contracts	Operating revenues/fuel, purchased power costs and delivery fees	(17)	—	34	—
Other identifiable intangible assets	Operating revenues/fuel, purchased power costs and delivery fees/depreciation and amortization	3	3	7	6

Total amortization expense (a)		$103	$21	$390	$59

(a)	Amounts recorded in depreciation and amortization totaled $116 million and $20 million for the three months ended September 30, 2017 and 2016, respectively, and $347 million and $58 million for the nine months ended September 30, 2017 and 2016, respectively.

Amortization expense related to finite-lived identifiable intangible assets (including the classification in the statements of consolidated income (loss)) consisted of:

Identifiable Intangible Asset	Statements of Consolidated Income (Loss) Line	Successor		Predecessor
		Remaining useful lives at December 31, 2016 (weighted average in years)	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
					2015	2014
Retail customer relationship	Depreciation and amortization	4	$152	$9	$17	$23
Software and other technology-related assets	Depreciation and amortization	4	9	44	60	59
Electricity supply contract	Operating revenues	22	2	—	—	—
Retail and wholesale contracts	Operating revenues/fuel, purchased power costs and delivery fees	2	38	—	—	—
Other identifiable intangible assets	Operating revenues/fuel, purchased power costs and delivery fees/depreciation and amortization	5	2	6	30	88

Total amortization expense (a)			$203	$59	$107	$170

(a)	Amounts recorded in depreciation and amortization totaled $162 million, $58 million, $85 million and $116 million for the Successor period from October 3, 2016 through December 31, 2016, the Predecessor period from January 1, 2016 through October 2, 2016 and the years ended December 31, 2015 and 2014, respectively.

Schedule of estimated amortization expense of identifiable intangible assets

As of September 30, 2017, the estimated aggregate amortization expense of identifiable intangible assets for each of the next five fiscal years is as shown below.

Year	Estimated Amortization Expense
2017	$560
2018	$374
2019	$266
2020	$198
2021	$130

As of December 31, 2016, the estimated aggregate amortization expense of identifiable intangible assets for each of the next five fiscal years is as shown below.

Year	Estimated Amortization Expense
2017	$523
2018	$365
2019	$267
2020	$191
2021	$143